SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of significant accounting policies [Abstract]
Schedule of Depreciation Calculated Using Straight-Line Method	Following are the amortization periods of the right-of-use assets by class of underlying asset:
	Years	Mainly

Leasehold	2-8	6
Motor vehicles	1-3	1

Schedule of Useful Life of Right of Use Assets
Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:

	%	Mainly %

Laboratory equipment	9-30	15
Computers and peripheral equipment	15-33.33	33.33
Office equipment and furniture	6-20	6
Leasehold improvements	see below

Schedule of Intangible Assets Purchased	A summary of the useful economic lives of the intangible assets purchased by the Company is as follows:
Years

Pipeline Products	17-20
Potential Products	17-20
Microorganisms Collection	17-20